ORGANIZATION AND NATURE OF THE BUSINESS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 06, 2025	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 24, 2025
Subsequent Event [Line Items]
Net loss			$ 1,252	$ 871	$ 1,532	$ 1,051
Income loss from continuing operations			1,194	885	1,552	1,005
Net cash flows from operations			433	180	665	1,029
Net cash flows from continuing operations			433	173	661	982
Cash and cash equivalents at carrying value			203	$ 900	284	193
Retained earnings accumulated deficit			13,916		$ 12,664	$ 11,132
Cash and cash equivalents			$ 232
Proceeds from issuance initial public offering		$ 10,000
Shareholders, share split	1-for-4.77008
IPO [Member]
Subsequent Event [Line Items]
Sale of stock, shares issued			1,253,824
Underwriting discounts and commissions			$ 8,800
Warrants to purchase of shares			37,614
Warrants exercise price			$ 10.00
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of stock, shares issued			3,824
Sale of stock, price per share			$ 8.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents at carrying value							$ 4,200
Shareholders, share split	1-for-4.77008